Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Balances of Assets And Liabilities Measured at Fair Value on Recurring Basis
The tables below present the balances of assets measured at fair value on a recurring basis as of December 31st for the past two years:

	December 31, 2016
(In thousands)	Level 1	Level 2	Level 3	Total
Securities available for sale:
U.S. Government sponsored entities	$—	$3,716	$—	$3,716
State and political subdivisions	—	5,502	—	5,502
Residential mortgage-backed securities	—	21,631	—	21,631
Corporate and other securities	—	9,719	—	9,719
Total securities available for sale	$—	$40,568	$—	$40,568

Interest rate swap agreements	—	1,204	—	1,204
Total	$—	$1,204	$—	$1,204

	December 31, 2015
(In thousands)	Level 1	Level 2	Level 3	Total
Securities available for sale:
U.S. Government sponsored entities	$—	$6,581	$—	$6,581
State and political subdivisions	—	10,782	—	10,782
Residential mortgage-backed securities	—	26,439	—	26,439
Corporate and other securities	—	9,063	—	9,063
Total securities available for sale	$—	$52,865	$—	$52,865

Interest rate swap agreements	—	(28)	—	(28)
Total	$—	$(28)	$—	$(28)

Assets and Liabilities Carried on the Balance Sheet by Caption And By Level Within The Hierarchy
The following tables present the assets and liabilities subject to fair value adjustments (impairment) on a non-recurring basis carried on the balance sheet by caption and by level within the hierarchy (as described above):

	Fair value at December 31, 2016
(In thousands)	Level 1	Level 2	Level 3	Total
Financial assets:
OREO	$—	$—	$1,050	$1,050
Impaired collateral-dependent loans	—	—	1,767	1,767

	Fair value at December 31, 2015
(In thousands)	Level 1	Level 2	Level 3	Total
Financial assets:
OREO	$—	$—	$1,591	$1,591
Impaired collateral-dependent loans	—	—	6,331	6,331

Carrying Amount and Estimated Fair Values of Financial Instruments
The table below presents the carrying amount and estimated fair values of the Company’s financial instruments not previously presented as of December 31st for the past two years:

		December 31, 2016		December 31, 2015
(In thousands)	Fair value level	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Cash and cash equivalents	Level 1	$105,895	$105,895	$88,157	$88,157
Securities (1)	Level 2	61,547	61,536	71,336	71,472
SBA loans held for sale	Level 2	14,773	16,440	13,114	14,324
Loans, net of allowance for loan losses (2)	Level 2	946,062	944,772	863,085	864,691
Federal Home Loan Bank stock	Level 2	6,037	6,037	4,600	4,600
Servicing assets	Level 3	2,086	2,086	1,389	1,389
Accrued interest receivable	Level 2	4,462	4,462	3,884	3,884
OREO	Level 3	1,050	1,050	1,591	1,591
Financial liabilities:
Deposits	Level 2	945,723	944,886	894,493	893,651
Borrowed funds and subordinated debentures	Level 2	131,310	130,319	107,465	109,549
Accrued interest payable	Level 2	430	430	461	461

(1)
Includes held to maturity commercial mortgage-backed securities that are considered Level 3.  These securities had book values of $3.8 million and $3.9 million at December 31, 2016 and 2015, respectively, and market values of $3.6 million and $3.8 million at December 31, 2016 and 2015, respectively.

(2)
Includes impaired loans that are considered Level 3 and reported separately in the tables under the “Fair Value on a Nonrecurring Basis” heading.  Collateral-dependent impaired loans, net of specific reserves totaled $1.8 million and $6.3 million at December 31, 2016 and 2015, respectively.